PPP LOAN (Details Narrative) - USD ($)	May 02, 2020	May 02, 2020	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
PPP Loan-current portion			$ 104,198	$ 43,294
PPP Loan-Long term			$ 105,249	$ 166,153
Paycheck Protection Promissory [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from PPP Loan	$ 209,447
Fixed rate per annum	1.00%	1.00%
Maturity of loan	May 02, 2022	May 02, 2022
Monthly instalments		$ 8,818